Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of the Company's Deferred Tax Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal components of the Company’s deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$37,636	$20,453
Research and development costs carryforward	15,997	13,835
Accrued Expenses	446	198
Share-based compensation	23	23
Other	27	11

Gross deferred tax assets	54,129	34,520

Valuation allowance	(54,117)	(34,520)

Deferred tax liabilities:
Property and equipment	(12)	(11)

Net deferred tax	$—	$—

Summary of Loss Before Taxes on Income
e.	Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018
Domestic	$(81,462)	$(67,316)	$(56,376)
Foreign	134	15	76

Loss before taxes on income	$(81,328)	$(67,301)	$(56,300)

Summary of Income Taxes
f.	Income taxes are comprised as follows:

	Year ended December 31,
	2020	2019	2018
Current	$183	$10	$32

Domestic	128	—	15
Foreign	55	10	17

	$183	$10	$32

Summary of Reconciliation of Effective Income Tax Rate
g.	The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended December 31,
	2020	2019	2018
Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(0.61%)	(0.63%)	(0.60%)
Effect of other permanent differences	(3.92%)	(0.06%)	(0.08%)
Change in valuation allowance	(18.95%)	(22.32%)	(21.94%)
Other adjustments	0.25%	—	0.44%

Effective tax rate	(0.23%)	(0.01%)	(0.06%)